Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents		¥ 4,969,319	$ 699,914	¥ 3,636,380
Short-term investments		2,960,821	417,023	3,427,020
Prepaid expenses and other assets		3,384,317	476,671	2,966,751
Investment in subsidiaries		179,966		180,287
Total assets		21,293,673	2,999,150	21,382,911
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities		941,765	132,645	908,708
Total liabilities		7,422,775	1,045,477	8,938,422
Shareholders' equity :
Additional paid-in capital		5,748,734	809,692	5,692,703
Treasury stock		(1,199,683)	(168,972)	(568,595)
Statutory reserves		762,472	107,392	698,401
Accumulated other comprehensive income		80,006	11,267	52,237
Retained earnings		8,357,153	1,177,080	6,496,852
Total shareholders' equity		13,870,898	1,953,673	12,444,489	¥ 10,709,610	¥ 8,430,330
Total liabilities and shareholders' equity		21,293,673	2,999,150	21,382,911
Parent Company [Member]
Assets
Cash and cash equivalents		67,403	9,494	21,990
Short-term investments		0	0	48,752
Prepaid expenses and other assets		18,290	2,576	13,582
Amounts due from Group companies		1,108,198	156,085	641,549
Investment in subsidiaries	[1]	15,373,634	2,165,331	13,049,302
Total assets		16,567,525	2,333,486	13,775,175
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities		1,418	200	3,291
Amounts due to Group companies		2,817,322	396,812	1,400,183
Total liabilities		2,818,740	397,012	1,403,474
Shareholders' equity :
Additional paid-in capital		5,748,734	809,692	5,692,703
Treasury stock		(1,199,683)	(168,972)	(568,595)
Statutory reserves		762,472	107,392	698,401
Accumulated other comprehensive income		80,006	11,267	52,237
Retained earnings		8,357,153	1,177,080	6,496,852
Total shareholders' equity		13,748,785	1,936,474	12,371,701
Total liabilities and shareholders' equity		16,567,525	2,333,486	13,775,175
Class A Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares		64	9	64
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares		64	9	64
Class B Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares		39	6	39
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares		¥ 39	$ 6	¥ 39

[1]	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts)